For Internal Use Only
SEC File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 0 5 2003
DIVISION OF MARKET REGULATION

Submit 1 Original
And 9 Copies

[redacted]
Estimated

03057627

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 0 5 2003
DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.

2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end management investment company.

3. Class of New Derivative Securities Product: Index Fund Shares listed under Amex Rules 1000A *et. seq.*

4. Name of Underlying Instrument: Dynamic Market Intellidex[SM] Index (for PowerShares Dynamic Market Portfolio); Dynamic OTC Intellidex[SM] Index (for PowerShares Dynamic OTC Portfolio).

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Dynamic Market Intellidex[SM] and Dynamic OTC Intellidex[SM] Index are broad-based

6. Ticker Symbol(s) of New Derivative Product: XTF.M (for PowerShares Dynamic Market Portfolio)
XTF.Q (for PowerShares Dynamic OTC Portfolio)

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: New York Stock Exchange, American Stock Exchange, The Nasdaq Stock Market (Dynamic Market Portfolio); The Nasdaq Stock Market (Dynamic OTC Portfolio).

8. Settlement Methodology of New Derivative Securities Product: Regular-way trades in the securities on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit size aggregations of such shares, including creations and redemptions through th Continuous Net Settlement System of NSCC, are described in the series prospectus for the Funds.

9. Position Limits of New Derivative Securities Product (if applicable): Not applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance ~~programs and listing standards.~~

Name of Official Responsible for Form:	Clifford J. Weber
Title:	Senior Vice President
Telephone Number:	(212) 306-2154
Manual Signature of Official Responsible for Form:	[signature]
Date:	May 2, 2003

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 5, 2003

PROCESSED
MAY 13 2003
THOMSON FINANCIAL

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs
Michael Cavalier
Associate General Counsel

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 05 2003
DIVISION OF MARKET REGULATION

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1401 Tel
F 212 306 2139 Fax

May 2, 2003

BY FAX AND EXPRESS MAIL
Florence Harmon
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form 19b-4(e)

Dear Ms. Harmon:

The American Stock Exchange LLC hereby files Form 19b-4(e), dated May 2, 2003, with respect to two funds of the PowerShares Exchange-Traded Fund Trust – PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio. These securities are Index Fund Shares listed pursuant to Amex Rules 1000A et seq. and the criteria in Rule 1000A, Commentary .02.

Sincerely,

Michael Cavalier

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 5, 2003